Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
$
Income tax expense in international offices taxed at different rates	$ 2,695	$ 695	$ 876
Expenses not deductible for tax purposes	299	104	225
Prior year tax adjustments	41	160	(79)
Change in valuation allowance	(582)	(2,429)	315
Other - net	(75)	99	(53)
Total tax (benefit) expense	$ 2,378	$ (1,371)	$ 1,284
%
Income tax expense in international offices taxed at different rates	1.80%	0.40%	0.40%
Expenses not deductible for tax purposes	0.20%	0.10%	0.10%
Prior year tax adjustments	0.00%	0.10%	0.00%
Change in valuation allowance	(0.40%)	(1.40%)	0.20%
Other - net	(0.10%)	0.10%	0.00%
Income tax (benefit) expense at effective tax rate	1.60%	(0.80%)	0.70%